Segment Information - Schedule of Revenues by Geographic Area (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Total Revenues	$ 848,137	$ 725,230	$ 713,011	$ 833,539	$ 786,654	$ 668,146	$ 670,883	$ 754,330	$ 3,119,917	$ 2,880,013	$ 2,548,792
United States
Segment Reporting Information [Line Items]
Total Revenues									2,893,201	2,664,670	2,345,134
Canada
Segment Reporting Information [Line Items]
Total Revenues									$ 226,716	$ 215,343	$ 203,658